Basis of Preparation (Details)		6 Months Ended	12 Months Ended
	Jan. 01, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lilium Aviation Inc.
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary			100.00%
Lilium Schweiz GmbH
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Lilium Aviation UK Ltd.
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Lilium eAircraft GmbH
Disclosure Of Description Of Business And Basis Of Preparation Of Consolidated Financial Statements [line items]
Proportion of interest in subsidiary		100.00%	100.00%